PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 208,373,759	$ 32,698,390		¥ 227,004,137
Term deposits-current	95,635,500	15,007,297		130,498,000
Restricted cash	223,971,197	35,145,968		168,469,077
Prepayments and other current assets	56,061,263	8,797,236		32,832,088
Total current assets	1,895,914,392	297,510,340		1,547,898,421
Non-current assets
Term deposits-non-current	35,939,250	5,639,653
Total assets	2,441,213,413	383,079,656		1,846,809,383
Current liabilities
Accrued expenses and other current liabilities	198,904,558	31,212,466	¥ 170,627,294	171,657,604
Total liabilities	1,176,659,223	184,643,508		853,435,139
Shareholders' equity:
Additional paid-in capital	1,855,403,759	291,153,338		1,801,940,071
Accumulated other comprehensive loss	(51,121,030)	(8,022,005)		(43,016,027)
Accumulated deficit	(539,827,893)	(84,710,776)		(765,648,302)
Total shareholders' equity	1,264,554,190	198,436,148		993,374,244	¥ 791,530,220	¥ 570,407,046
Total liabilities and shareholders' equity	2,441,213,413	383,079,656		1,846,809,383
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	89,038	13,972		87,300
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	10,316	$ 1,619		11,202
Parent Company | Reportable Legal Entities
Current assets
Cash and cash equivalents	107,768,887			73,329,699
Term deposits-current	95,635,500			130,498,000
Restricted cash	176,141,464			168,469,077
Prepayments and other current assets	8,394,159			7,477,871
Total current assets	387,940,010			379,774,647
Non-current assets
Investment in and amount due from subsidiaries, consolidated VIE and VIE's subsidiaries	865,698,047			617,896,929
Term deposits-non-current	15,939,250
Total assets	1,269,577,307			997,671,576
Current liabilities
Amount due to subsidiaries, consolidated VIE and VIE's subsidiaries	4,262,270			4,262,270
Accrued expenses and other current liabilities	760,847			35,062
Total liabilities	5,023,117			4,297,332
Shareholders' equity:
Additional paid-in capital	1,855,403,759			1,801,940,071
Accumulated other comprehensive loss	(51,121,030)			(43,016,027)
Accumulated deficit	(539,827,893)			(765,648,302)
Total shareholders' equity	1,264,554,190			993,374,244
Total liabilities and shareholders' equity	1,269,577,307			997,671,576
Parent Company | Reportable Legal Entities | Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	89,038			87,300
Parent Company | Reportable Legal Entities | Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	¥ 10,316			¥ 11,202